UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-06640)

American Strategic Income Portfolio Inc. II

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/11

Date of reporting period: 05/31/11

Schedule of Investments    |    May 31, 2011 (unaudited)

Item 1.	Schedule of Investments.

American Strategic Income Portfolio II (BSP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets)
Whole Loans ¥ p — 82.5%
Commercial Loans — 43.6%
5555 East Van Buren I, Phoenix, AZ, 5.68%, 7/1/11 ß	6/23/04	$6,076,853	$6,076,853	$6,076,853
5555 East Van Buren II, Phoenix, AZ, 7.13%, 7/1/11 ß	8/18/06	1,430,422	1,430,422	1,430,422
American Mini-Storage, Memphis, TN, 6.80%, 12/1/11 ß ¶	11/5/07	2,988,175	2,988,175	2,645,524
Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17 ß	3/31/97	1,072,600	1,072,600	1,126,230
Hickman Road, Clive, IA, 6.78%, 1/1/13 ß ¶	12/3/07	5,500,000	5,500,000	5,555,000
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13 ß	9/17/03	1,417,315	1,417,315	1,445,662
Office City Plaza, Houston, TX, 6.43%, 6/1/12	5/25/07	5,359,040	5,408,736	5,466,221
Oyster Point Office Park, Newport News, VA, 5.43%, 2/1/13 ß	1/4/06	11,831,854	11,831,854	11,831,854
PennMont Office Plaza, Albuquerque, NM, 5.88%, 4/1/14 ß	3/30/06	1,406,043	1,406,043	1,406,043
Perkins - Blaine, Blaine, MN, 6.63%, 1/1/17 ß	12/13/06	1,757,780	1,757,780	1,845,669
Raveneaux Country Club, Spring, TX, 7.93%, 1/1/10 ¶ ♦ §	12/19/05	3,917,506	3,957,978	2,522,874
Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12 ß	6/28/02	2,303,636	2,303,636	2,326,672
Robberson Auto Dealerships, Bend and Prineville, OR, 6.40%, 4/1/17 ß	3/30/07	6,874,598	6,874,598	7,149,582
Signal Butte, Mesa, AZ, 4.93%, 7/1/17 ¶	6/20/07	15,000,000	15,002,903	9,660,000
Station Square, Pompano Beach, FL, 6.33%, 2/1/14 ß ¶	1/19/07	12,000,000	12,000,000	12,257,052
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14 ß	2/15/07	1,241,121	1,241,121	1,303,177

			80,270,014	74,048,835

Multifamily Loans — 38.8%
Carolina Square Apartments, Tallahassee, FL, 5.43%, 8/1/12 ß ¶ ♦	7/20/07	7,875,000	7,875,000	7,775,736
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13 ß	6/5/03	3,730,667	3,730,667	3,730,667
Lake Point Terrace Apartments I, Madison, WI, 5.90%, 6/1/15	7/1/10	4,400,000	4,400,000	4,400,000
Lake Point Terrace Apartments II, Madison, WI, 9.88%, 6/1/15	7/1/10	550,000	550,000	550,000
Meadows Point, College Station, TX, 7.93%, 5/1/16 ¶ R	1/24/08	5,400,000	5,400,000	5,400,000
RP-Plaza Development Lot 11, Oxnard, CA, 6.90%, 3/1/12 ¶ ♦	2/23/05	2,500,000	2,500,000	2,188,017
RP-Plaza Development Lot 16, Oxnard, CA, 6.90%, 3/1/12 ¶ ♦	3/1/10	2,500,000	2,500,000	2,188,018
Sapphire Skies I, Cle Elum, WA, 4.93%, 7/1/13 ¶	12/23/05	8,805,908	8,805,908	7,761,721
Sapphire Skies II, Cle Elum, WA, 7.90%, 7/1/13 R S	3/20/09	3,200,000	3,200,000	529,946
Sapphire Skies III, Cle Elum, WA, 4.90%, 7/1/13	7/13/10	6,000,000	6,000,000	4,756,854
Summit Chase Apartments I, Coral Springs, FL, 6.93%, 4/1/12 ß ¶	7/7/05	9,500,000	9,500,000	9,233,363
Summit Chase Apartments II, Coral Springs, FL, 9.90%, 4/1/12 ¶ R S	7/7/05	6,150,000	6,150,000	2,994,189
Sussex Club Apartments I, Athens, GA, 6.33%, 5/1/10 ¶ ♦ §	4/17/07	8,800,000	8,800,000	5,667,200
Sussex Club Apartments II, Athens, GA, 6.88%, 5/1/10 ¶ § R S	4/17/07	2,298,600	2,298,600	1,098,030
Trinity Oaks Apartments I, Dallas, TX, 6.53%, 4/1/09 ¶ ♦ §	3/30/06	7,000,000	7,000,000	4,508,000
Trinity Oaks Apartments II, Dallas, TX, 7.88%, 4/1/09 ¶ § R S	3/30/06	1,690,000	1,690,000	455,171
Vista Bonita Apartments, Denton, TX, 7.15%, 6/1/13	3/4/05	2,635,018	2,635,018	2,661,368

			83,035,193	65,898,280

Single Family Loans — 0.1%
Merchants Bank, 2 loans, Vermont, 11.54%, 10/15/16 ♦	12/18/92	44,200	44,563	45,526
PHH U.S. Mortgage, 2 loans, California & Delaware, 6.57%, 3/18/20	12/30/92	138,818	135,086	142,982

			179,649	188,508

Total Whole Loans			163,484,856	140,135,623

Corporate Notes ¥ ¶ — 12.8%
Fixed Rate — 12.8%
Sarofim South and Bland, 7.00%, 1/1/12	12/21/07	8,511,612	8,511,612	8,511,612
Stratus Properties II, 8.75%, 12/31/11	6/14/01	5,000,000	5,000,000	5,000,000
Stratus Properties III, 8.75%, 12/31/13	12/12/06	8,000,000	8,000,000	8,160,000

Total Corporate Notes			21,511,612	21,671,612

FIRST AMERICAN MORTAGAGE FUNDS    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	PAR/ SHARES	COST	FAIR VALUE ¶
U.S. Government Agency Mortgage-Backed Securities a — 9.7%
Fixed Rate — 9.7%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231	$1,304,866	$1,326,472	$1,415,413
9.00%, 7/1/30, #C40149	100,383	102,420	118,816
5.00%, 5/1/39, #G05430	2,586,428	2,651,751	2,755,404
Federal National Mortgage Association,
6.00%, 10/1/16, #607030	81,038	81,251	88,637
5.50%, 6/1/17, #648508	130,182	130,517	141,455
5.00%, 9/1/17, #254486	186,751	187,011	201,672
5.00%, 11/1/17, #657356	314,273	315,155	339,382
6.50%, 6/1/29, #252497	527,516	524,825	598,854
7.50%, 5/1/30, #535289	77,171	75,193	90,275
8.00%, 5/1/30, #538266	25,640	25,393	30,084
8.00%, 6/1/30, #253347	94,088	93,179	110,394
5.00%, 11/1/33, #725027	6,208,234	6,339,674	6,651,480
5.00%, 7/1/39, #935588	3,640,079	3,713,688	3,880,630

Total U.S. Government Agency Mortgage-Backed Securities		15,566,529	16,422,496

Commercial Mortgage-Backed Securities ¶ Δ — 17.7%
Other — 17.7%
Banc of America Commercial Mortgage,
5.00%, 7/10/45, Series 2005-4, Class A5B a	8,060,000	5,272,065	8,375,663
Bear Stearns Commercial Mortgage Securities,
5.47%, 1/12/45, Series 2007-T26, Class A4 a	10,000,000	8,504,632	11,031,852
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.70%, 12/10/49 ß	3,625,000	2,983,067	4,020,977
Citigroup/Deutsche Bank Commercial Mortgage Trust,	5,950,000	5,451,357	6,603,782
5.89%, 11/15/44, Series 2007-CD5, Class A4 ß

Total Commercial Mortgage-Backed Securities		22,211,121	30,032,274

Preferred Stocks — 20.3%
Real Estate Investment Trusts — 20.3%
BRE Properties, Series C	54,000	1,072,980	1,370,250
BRE Properties, Series D	7,450	148,032	186,250
Developers Diversified Realty, Series H	6,600	135,300	167,063
Developers Diversified Realty, Series I	6,050	126,143	152,521
Duke Realty, Series J	38,000	893,000	920,314
Duke Realty, Series L	74,260	1,529,361	1,806,672
Duke Realty, Series M	83,200	1,704,000	2,095,600
Equity Residential Properties, Series K	30,000	1,680,000	1,641,564
Equity Residential Properties, Series N ß	118,000	2,244,300	2,959,322
Kimco Realty, Series F ß	137,700	3,241,375	3,427,215
Kimco Realty, Series G ß	39,300	1,020,901	1,048,917
ProLogis Trust, Series F ß	48,120	1,149,478	1,182,742
ProLogis Trust, Series G ß	11,700	245,700	288,054
ProLogis Trust, Series L	84,100	1,748,225	2,021,032
ProLogis Trust, Series M	14,360	367,561	354,692
ProLogis Trust, Series O	13,459	336,475	338,157
PS Business Parks, Series H ß	37,600	752,000	950,528
PS Business Parks, Series I ß	13,200	259,644	332,099
PS Business Parks, Series M ß	37,600	774,560	949,400
PS Business Parks, Series O ß	100,000	2,415,000	2,537,900
PS Business Parks, Series P ß	11,650	223,330	293,071
Public Storage, Series A ß	40,000	977,346	1,005,200

FIRST AMERICAN MORTAGAGE FUNDS    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	SHARES	COST	FAIR VALUE ¶
Public Storage, Series E ß	13,200	$264,000	$335,544
Public Storage, Series F ß	38,000	900,600	952,622
Public Storage, Series I	12,021	261,457	306,160
Public Storage, Series K ß	24,850	540,487	638,334
Public Storage, Series W ß	38,000	906,300	954,180
Realty Income, Series D ß	90,000	2,281,500	2,328,750
Realty Income, Series E ß	37,600	812,160	949,400
Regency Centers, Series C	37,600	812,912	946,016
Regency Centers, Series E	39,200	791,840	952,952

Total Preferred Stocks		30,615,967	34,392,521

Total Unaffiliated Investments		253,390,085	242,654,526

Short-Term Investment — 1.2%
First American Prime Obligations Fund, Class Z, 0.04%W	2,062,725	2,062,725	2,062,725

Total Investments ▲ — 144.2%		$255,452,810	$244,717,251

Other Assets and Liabilities, Net — (44.2)%			(75,063,245)

Total Net Assets — 100.0%			$169,654,006

¶	The fund’s investments in whole loans (single family, multifamily and commercial) are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, these investments are initially fair valued at cost as this approximates fair value and adjusted using a U.S. Bancorp Asset Management, Inc. (“USBAM”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans as the case may be. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week. The results of the pricing model may be further subject to price floors given the intrinsic values of the underlying properties subject to the loans and ceilings due to the illiquid nature of the loans. USBAM has modified, and may in the future modify, price floors, price ceilings, and other factors contained in the model in light of changing economic and market conditions. Such modifications will affect the fund’s net asset value.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans are determined no less frequently than weekly. Although USBAM believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

FIRST AMERICAN MORTAGAGE FUNDS    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Strategic Income Portfolio II (BSP)

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by USBAM on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts, swaps, and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing.

In accordance with the valuation procedures adopted by the fund’s board of directors, real estate acquired through foreclosure, if any, is initially valued similar to defaulted multifamily and commercial whole loans. The value is subsequently revised to an estimated market value, as determined by independent third party appraisals, less estimated selling costs.

As of May 31, 2011, the fund held internally fair valued securities which are disclosed in footnote ¥.

¥	Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On May 31, 2011, the total fair value of these securities was $161,807,235 or 95.4% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on May 31, 2011. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of May 31, 2011. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

ß	Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company (“MMLIC”). On May 31, 2011, securities valued at $105,447,109 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest

$45,100,000	5.00%	$200,445

* Interest rate as of May 31, 2011. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus 2.625% subject to a “floor” interest rate of 5.00% and reset monthly.

Description of collateral:

Whole Loans

5555 East Van Buren I, Phoenix, AZ, 5.68%, 7/1/11, $6,076,853 par

5555 East Van Buren II, Phoenix, AZ, 7.13%, 7/1/11, $1,430,422 par

American Mini-Storage, Memphis, TN, 6.80%, 12/1/11, $2,988,175 par

Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17, $1,072,600 par

Carolina Square Apartments, Tallahassee, FL, 5.43%, 8/1/12, $7,875,000 par

Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13, $3,730,667 par

Hickman Road, Clive, IA, 6.78%, 1/1/13, $5,500,000 par

Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13, $1,417,315 par

Oyster Point Office Park, Newport News, VA, 5.43%, 2/1/13, $11,831,854 par

PennMont Office Plaza, Albuquerque, NM, 5.88%, 4/1/14, $1,406,043 par

Perkins - Blaine, Blaine, MN, 6.63%, 1/1/17, $1,757,780 par

Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12, $2,303,636 par

Robberson Auto Dealerships, Bend and Prineville, OR, 6.40%, 4/1/17, $6,874,598 par

Station Square, Pompano Beach, FL, 6.33%, 2/1/14, $12,000,000 par

Summit Chase Apartments I, Coral Springs, FL, 6.93%, 4/1/12, $9,500,000 par

Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14, $1,241,121 par

FIRST AMERICAN MORTAGAGE FUNDS    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Strategic Inco’me Portfolio II (BSP)

Commercial Mortgage-Backed Securities

Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.70%, 12/10/49, $3,625,000 par

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44, $5,950,000 par

Preferred Stocks

Equity Residential Properties, Series N, 118,000 shares

Kimco Realty, Series F, 78,000 shares

Kimco Realty, Series G, 20,800 shares

PS Business Parks, Series H, 37,600 shares

PS Business Parks, Series I, 13,200 shares

PS Business Parks, Series M, 37,600 shares

PS Business Parks, Series O, 100,000 shares

PS Business Parks, Series P, 11,650 shares

Public Storage, Series A, 40,000 shares

Public Storage, Series E, 13,200 shares

Public Storage, Series F, 38,000 shares

Public Storage, Series K, 24,850 shares

Public Storage, Series W, 38,000 shares

Realty Income, Series D, 90,000 shares

Realty Income, Series E, 37,600 shares

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $45,100,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $12,900,000. Loans made under the loan agreement are secured by whole loans, commercial mortgage-backed securities, and preferred stocks in the fund’s portfolio and bear interest at the one-month LIBOR plus 2.625% with a “floor” interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund’s revolving loan commitment.

¶	Interest Only - Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of May 31, 2011.

Loan is currently in default with regards to scheduled interest and/or principal payments.

§	Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

R	Participating Loan - A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2011, securities valued at $35,830,011 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral

$15,449,531	5/11/11	0.25%	6/10/11	$2,253	(1)
6,957,000	5/12/11	1.20%	6/13/11	4,630	(2)
5,199,000	5/12/11	1.20%	6/13/11	3,460	(3)
3,197,000	5/12/11	1.20%	6/13/11	2,128	(3)

$30,802,531				$12,471

* Interest rate as of May 31, 2011. Rate is based on the LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1) Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $1,304,866 par

Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $100,383 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $2,586,428 par

Federal National Mortgage Association, 6.00%, 10/1/16, $81,038 par

Federal National Mortgage Association, 5.50%, 6/1/17, $130,182 par

Federal National Mortgage Association, 5.00%, 9/1/17, $186,751 par

Federal National Mortgage Association, 5.00%, 11/1/17, $314,273 par

Federal National Mortgage Association, 6.50%, 6/1/29, $527,516 par

FIRST AMERICAN MORTAGAGE FUNDS    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Strategic Inco’me Portfolio II (BSP)

Federal National Mortgage Association, 7.50%, 5/1/30, $77,171par

Federal National Mortgage Association, 8.00%, 5/1/30, $25,640 par

Federal National Mortgage Association, 8.00%, 6/1/30, $94,088 par

Federal National Mortgage Association, 5.00%, 11/1/33, $6,208,234 par

Federal National Mortgage Association, 5.00%, 7/1/39, $3,640,079 par

(2) JP Morgan:

Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45, $8,060,000 par

(3) JP Morgan:

Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, 5.47%, 1/12/45, $10,000,000 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

The fund has entered into a lending commitment with JP Morgan. The monthly agreement permits the fund to enter into reverse repurchase agreements using Commercial Mortgage-Backed Securities as collateral.

Δ	Variable Rate Security - The rate shown is the net coupon rate in effect as of May 31, 2011.

W	Investment in affiliated security. This money market fund is advised by USBAM, which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2011.

▲	On May 31, 2011, the cost of investments for federal income tax purposes was approximately $255,452,810. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$13,599,667
Gross unrealized depreciation	(24,335,226)
Net unrealized depreciation	$(10,735,559)

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the funds’ investments in whole loans.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2011, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Whole Loans	$—	$—	$140,135,623	$140,135,623
Corporate Notes	—	—	21,671,612	21,671,612
U.S. Government Agency Mortgage-Backed Securities	—	16,422,496	—	16,422,496
Commercial Mortgage-Backed Securities	—	30,032,274	—	30,032,274
Preferred Stocks	34,392,521	—	—	34,392,521
Short-Term Investment	2,062,725	—	—	2,062,725

Total Investments	$36,455,246	$46,454,770	$161,807,235	$244,717,251

FIRST AMERICAN MORTAGAGE FUNDS    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Strategic Income Portfolio II (BSP)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole Loans	Corporate Notes	Total Fair Value
Balance as of August 31, 2010	$140,289,069	$21,751,612	$162,040,681
Realized gain (loss)	(523)	—	(523)
Net change in unrealized appreciation or depreciation	2,222,688	(80,000)	2,142,688
Net purchases (sales)	(2,375,611)	—	(2,375,611)

Balance as of May 31, 2011	$140,135,623	$21,671,612	$161,807,235

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of May 31, 2011	$2,222,688	$(80,000)	$2,142,688

During the period ended May 31, 2011, the fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using beginning of period values.

FIRST AMERICAN MORTAGAGE FUNDS    |    2011 QUARTERLY REPORT

Schedule of Investments    |     May 31, 2011 (unaudited)

American Strategic Income Portfolio II (BSP)

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

FIRST AMERICAN MORTGAGE FUNDS    |    2011 QUARTERLY REPORT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. II

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: July 25, 2011

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: July 25, 2011